Prepaids and other current assets (Tables)	12 Months Ended
Dec. 31, 2022
Prepaids And Other Current Assets [Abstract]
Summary of Other Current Assets
The following table presents the other current assets (in USD thousands):

	December 31, 2022	December 31, 2021
Deferred contract costs	$—	$150
Prepayments	3,703	3,943
VAT receivable	1,244	811
Government grants receivable	160	—
Other	731	625
Total	$5,838	$5,529